PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

As of March 31, 2023 and 2022, property and equipment is summarized as follows:

	March 31,
	2023	2022

Property and Equipment
Plant and machinery	$998,635	$727,250
Furniture and fixtures	114,863	78,867
Property and equipment gross	1,113,498	806,117
Less Accumulated Depreciation	(471,592)	(273,609)
Net Book Value	$641,906	$532,508

Depreciation expense relating to property and equipment for the years ended March 31, 2023 and 2022 was approximately $156,000 and $138,000, respectively.